Performance Management	Mar. 02, 2026
Hennessy Cornerstone Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 2000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 2000® Index and the S&P 500® Index.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 36.11% for the quarter ended June 30, 2020, and the lowest quarterly return was -39.27% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	36.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(39.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Growth
Fund – Investor Shares
Return before taxes	4.78%	15.11%	11.08%
Return after taxes
on distributions	4.78%	13.08%	9.86%
Return after taxes
on distributions and
sale of Fund shares	2.83%	11.78%	8.88%
Hennessy Cornerstone Growth
Fund – Institutional Shares
Return before taxes	5.09%	15.49%	11.44%
Russell 2000® Index
(reflects no deduction for
fees, expenses, or taxes)	12.81%	6.09%	9.62%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that includes securities with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities in which the Fund invests, the Russell Midcap® Growth Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that includes securities with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities in which the Fund invests, the Russell Midcap® Growth Index.
Performance Additional Market Index [Text]	We use the Russell Midcap® Growth Index as an additional index because it reflects the performance of investments with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities held by the Fund.
Bar Chart [Heading]	Calendar Year TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 29.66% for the quarter ended June 30, 2020, and the lowest quarterly return was -30.24% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	29.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(30.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance [Table]
Average Annual Total Returns
(for the periods ended December 31, 2025)
	One	Five	Ten
	Year	Years	Years
Hennessy Focus Fund –
Investor Shares
Return before taxes	26.73%	11.65%	10.94%
Return after taxes
on distributions	16.87%	6.63%	7.01%
Return after taxes
on distributions and
sale of Fund shares	22.83%	8.51%	8.12%
Hennessy Focus Fund –
Institutional Shares
Return before taxes	27.22%	12.07%	11.35%
Russell 3000® Index
(reflects no deduction for
fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell Midcap®
Growth Index
(reflects no deduction for
fees, expenses, or taxes)	8.66%	6.65%	12.49%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the Russell Midcap® Growth Index as an additional index because it reflects the performance of investments with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities held by the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Cornerstone Mid Cap 30 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index.
Performance Additional Market Index [Text]	We use the Russell Midcap® Index as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 37.39% for the quarter ended June 30, 2020, and the lowest quarterly return was -37.29% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	37.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(37.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Mid Cap 30
Fund – Investor Shares
Return before taxes	2.68%	18.72%	12.74%
Return after taxes
on distributions	2.51%	16.16%	10.31%
Return after taxes
on distributions and
sale of Fund shares	1.71%	14.71%	9.73%
Hennessy Cornerstone Mid Cap 30
Fund – Institutional Shares
Return before taxes	3.04%	19.16%	13.15%
Russell Midcap® Index
(reflects no deduction for
fees, expenses, or taxes)	10.60%	8.67%	11.01%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the Russell Midcap® Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Cornerstone Large Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 1000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 1000® Index and the S&P 500® Index.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.43% for the quarter ended June 30, 2020, and the lowest quarterly return was -28.85% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(28.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Large
Growth Fund – Investor Shares
Return before taxes	7.41%	9.76%	10.11%
Return after taxes
on distributions	5.95%	7.54%	8.12%
Return after taxes
on distributions and
sale of Fund shares	5.45%	7.46%	7.86%
Hennessy Cornerstone Large
Growth Fund – Institutional Shares
Return before taxes	7.70%	10.08%	10.42%
Russell 1000® Index
(reflects no deduction for
fees, expenses, or taxes)	17.37%	13.59%	14.59%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Cornerstone Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell 1000® Value Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell 1000® Value Index.
Performance Additional Market Index [Text]	We use the Russell 1000® Value Index as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 16.26% for the quarter ended December 31, 2022, and the lowest quarterly return was -28.40% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.26%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(28.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Value
Fund – Investor Shares
Return before taxes	18.27%	13.59%	10.48%
Return after taxes
on distributions	16.30%	12.02%	8.61%
Return after taxes
on distributions and
sale of Fund shares	12.21%	10.67%	8.05%
Hennessy Cornerstone Value
Fund – Institutional Shares
Return before taxes	18.60%	13.85%	10.73%
Russell 1000® Value Index
(reflects no deduction for
fees, expenses, or taxes)	15.91%	11.33%	10.53%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the Russell 1000® Value Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index). For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index).
Performance Additional Market Index [Text]	We use the 75/25 Blended DJIA/Treasury Index as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown on the bar chart, the Fund’s highest quarterly return was 12.66% for the quarter ended December 31, 2022, and the lowest quarterly return was -17.87% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.66%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Total Return Fund
Return before taxes	14.29%	7.57%	6.84%
Return after taxes
on distributions	13.68%	6.47%	5.49%
Return after taxes
on distributions and
sale of Fund shares	8.86%	5.79%	5.22%
75/25 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses, or taxes)	12.25%	9.64%	10.52%
Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses, or taxes)	14.92%	11.58%	13.11%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the 75/25 Blended DJIA/Treasury Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Equity and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with an index that reflects a broad measure of market performance, the S&P 500® Index. For additional information on this index, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with an index that reflects a broad measure of market performance, the S&P 500® Index.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 12.62% for the quarter ended June 30, 2020, and the lowest quarterly return was -14.79% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(14.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Equity and Income
Fund – Investor Shares
Return before taxes	6.73%	5.49%	6.60%
Return after taxes
on distributions	4.00%	3.46%	4.65%
Return after taxes
on distributions and
sale of Fund shares	5.94%	4.15%	4.99%
Hennessy Equity and Income
Fund – Institutional Shares
Return before taxes	7.24%	5.88%	7.01%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 50/50 Blended DJIA/Treasury Index (which consists of 50% common stocks represented by the DJIA and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year Treasury Note Index). For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 50/50 Blended DJIA/Treasury Index (which consists of 50% common stocks represented by the DJIA and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year Treasury Note Index).
Performance Additional Market Index [Text]	We use the 50/50 Blended DJIA/Treasury Index as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown on the bar chart, the Fund’s highest quarterly return was 7.31% for the quarter ended December 31, 2022, and the lowest quarterly return was -12.19% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.31%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Balanced Fund
Return before taxes	9.89%	4.96%	4.84%
Return after taxes
on distributions	9.34%	4.11%	3.78%
Return after taxes
on distributions and
sale of Fund shares	6.15%	3.74%	3.66%
50/50 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses, or taxes)	9.67%	7.27%	7.77%
Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses, or taxes)	14.92%	11.58%	13.11%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the 50/50 Blended DJIA/Treasury Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Energy Transition Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the S&P 500® Energy Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the BP Capital TwinLine Energy Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine Energy Fund”), pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine Energy Fund. The Predecessor BP TwinLine Energy Fund had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the S&P 500® Energy Index.
Performance Additional Market Index [Text]	We use the S&P 500® Energy Index as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 49.76% for the quarter ended June 30, 2020, and the lowest quarterly return was -59.88% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	49.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(59.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Energy
Transition Fund –
Investor Shares[1]
Return before taxes	12.48%	24.87%	9.11%
Return after taxes
on distributions	12.34%	23.68%	8.59%
Return after taxes
on distributions and
sale of Fund shares	7.49%	19.87%	7.18%
Hennessy Energy
Transition Fund –
Institutional Shares
Return before taxes	12.86%	25.30%	9.43%
S&P 500® Energy Index
(reflects no deduction for
fees, expenses, or taxes)	8.67%	23.78%	8.32%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	14.42%	14.82%

[1]	Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the S&P 500® Energy Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Midstream Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Alerian US Midstream Energy Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the BP Capital TwinLine MLP Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine MLP Fund”), pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine MLP Fund. The Predecessor BP TwinLine MLP Fund had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Alerian US Midstream Energy Index.
Performance Additional Market Index [Text]	We use the Alerian US Midstream Energy Index as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 37.93% for the quarter ended June 30, 2020, and the lowest quarterly return was -53.24% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	37.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(53.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Midstream Fund –
Investor Shares[1]
Return before taxes	-0.74%	23.86%	7.38%
Return after taxes
on distributions	-1.76%	22.99%	6.96%
Return after taxes
on distributions and
sale of Fund shares	0.32%	19.57%	5.91%
Hennessy Midstream Fund –
Institutional Shares
Return before taxes	-0.47%	24.17%	7.65%
Alerian US Midstream
Energy Index
(reflects no deduction for
fees, expenses, or taxes)	2.73%	28.23%	12.92%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	14.42%	14.82%

[1]	Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the Alerian US Midstream Energy Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Gas Utility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index reflecting a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index reflecting a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index.
Performance Additional Market Index [Text]	We use the AGA Stock Index as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.07% for the quarter ended March 31, 2019, and the lowest quarterly return was -19.09% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.07%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Gas Utility
Fund – Investor Shares
Return before taxes	10.40%	11.90%	9.13%
Return after taxes
on distributions	7.55%	9.62%	7.13%
Return after taxes
on distributions and
sale of Fund shares	8.22%	9.14%	7.00%
Hennessy Gas Utility
Fund – Institutional Shares
Return before taxes	10.70%	12.24%	9.43%
AGA Stock Index
(reflects no deduction for
fees, expenses, or taxes)	11.24%	12.65%	10.18%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the AGA Stock Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is March 1, 2017. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, the Fund’s Institutional Class shares.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Japan Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX).
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 20.72% for the quarter ended June 30, 2020, and the lowest quarterly return was -18.44% for the quarter ended March 31, 2022.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.44%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Japan Fund –
Investor Shares
Return before taxes	14.50%	2.34%	8.60%
Return after taxes
on distributions	10.12%	1.00%	7.91%
Return after taxes
on distributions and
sale of Fund shares	9.57%	1.53%	6.92%
Hennessy Japan Fund –
Institutional Shares
Return before taxes	14.88%	2.72%	9.03%
Russell/Nomura
Total Market Index
(reflects no deduction for
fees, expenses, or taxes)	27.51%	7.23%	8.12%
TOPIX
(reflects no deduction for
fees, expenses, or taxes)	25.79%	7.02%	7.92%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Returns are presented in U.S. dollar terms.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Japan Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Tokyo Stock Price Index (TOPIX), as well as an additional index that reflects the types of securities in which the Fund invests, the Russell/Nomura Small Cap™ Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Tokyo Stock Price Index (TOPIX), as well as an additional index that reflects the types of securities in which the Fund invests, the Russell/Nomura Small Cap™ Index.
Performance Additional Market Index [Text]	We use the Russell/Nomura Small Cap™ Index as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.35% for the quarter ended June 30, 2020, and the lowest quarterly return was -23.20% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Japan Small Cap
Fund – Investor Shares
Return before taxes	28.89%	5.29%	9.60%
Return after taxes
on distributions	25.33%	4.58%	9.06%
Return after taxes
on distributions and
sale of Fund shares	19.78%	4.23%	7.95%
Hennessy Japan Small Cap
Fund – Institutional Shares
Return before taxes	29.42%	5.71%	10.01%
Russell/Nomura
Small Cap™ Index
(reflects no deduction for
fees, expenses, or taxes)	29.53%	5.96%	7.07%
TOPIX
(reflects no deduction for
fees, expenses, or taxes)	25.79%	7.02%	7.92%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the Russell/Nomura Small Cap™ Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Returns are presented in U.S. dollar terms.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Large Cap Financial Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 1000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 1000® Index Financials. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 1000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 1000® Index Financials.
Performance Additional Market Index [Text]	We use the Russell 1000® Index Financials as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.26% for the quarter ended December 31, 2016, and the lowest quarterly return was -25.61% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.26%
Highest Quarterly Return, Date	Dec. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(25.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Large Cap Financial
Fund – Investor Shares
Return before taxes	22.00%	7.90%	10.36%
Return after taxes
on distributions	19.85%	6.80%	9.59%
Return after taxes
on distributions and
sale of Fund shares	14.53%	6.05%	8.40%
Hennessy Large Cap Financial
Fund – Institutional Shares
Return before taxes	22.41%	8.26%	10.75%
Russell 1000® Index Financials
(reflects no deduction for
fees, expenses, or taxes)	18.65%	16.79%	15.03%
Russell 1000® Index
(reflects no deduction for
fees, expenses, or taxes)	17.37%	13.59%	14.59%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the Russell 1000® Index Financials as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Small Cap Financial Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 2000® Index Financials. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 2000® Index Financials.
Performance Additional Market Index [Text]	We use the Russell 2000® Index Financials as an additional index because it reflects the performance of investments similar to those of the Fund.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 57.27% for the quarter ended December 31, 2020, and the lowest quarterly return was -38.05% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	57.27%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(38.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Small Cap Financial
Fund – Investor Shares
Return before taxes	12.78%	10.64%	8.61%
Return after taxes
on distributions	10.13%	9.10%	7.08%
Return after taxes
on distributions and
sale of Fund shares	9.49%	8.32%	6.70%
Hennessy Small Cap Financial
Fund – Institutional Shares
Return before taxes	13.17%	11.03%	8.99%
Russell 2000® Index Financials
(reflects no deduction for
fees, expenses, or taxes)	7.85%	9.16%	8.85%
Russell 2000® Index
(reflects no deduction for
fees, expenses, or taxes)	12.81%	6.09%	9.62%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

We use the Russell 2000® Index Financials as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Technology Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Nasdaq Composite Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Nasdaq Composite Index and the S&P 500® Index.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 26.01% for the quarter ended June 30, 2020, and the lowest quarterly return was -22.30% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Hennessy Technology Fund –
Investor Shares
Return before taxes	15.38%	9.00%	13.11%
Return after taxes
on distributions	9.45%	5.79%	10.30%
Return after taxes
on distributions and
sale of Fund shares	11.39%	6.08%	9.79%
Hennessy Technology Fund –
Institutional Shares
Return before taxes	15.61%	9.27%	13.40%
Nasdaq Composite Index
(reflects no deduction for
fees, expenses, or taxes)	21.14%	13.35%	17.66%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Performance Availability Website Address [Text]	www.hennessyfunds.com
Hennessy Sustainable ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one year and since inception compare with those of indices that reflect broad measures of market performance, the S&P 500® Equal Weight Index and the S&P 500® Index. The Fund is the successor to the Stance Equity ESG Large Cap Core ETF, a series of The RBB Fund, Inc. (the “Predecessor Fund”), pursuant to a reorganization that took place after the close of business on December 22, 2022. The performance information provided for the periods on or prior to December 22, 2022, is historical information for the Predecessor Fund. The Predecessor Fund had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one year and since inception compare with those of indices that reflect broad measures of market performance, the S&P 500® Equal Weight Index and the S&P 500® Index.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS
Bar Chart [Table]

Bar Chart Closing [Text Block]

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.65% for the quarter ended December 31, 2023, and the lowest quarterly return was -10.81% for the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.81%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Since Inception
	Year	(March 15, 2021)
Hennessy Sustainable ETF
Return before taxes	10.18%	6.69%
Return after taxes
on distributions	9.91%	6.53%
Return after taxes on distributions
and sale of Fund shares	6.21%	5.23%
S&P 500® Equal Weight Index
(reflects no deduction for
fees, expenses, or taxes)	11.43%	8.34%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	17.88%	13.68%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.hennessyetfs.com